Notes payable - Additional Information (Detail) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3,700,000,000		$ 3,000,000,000
Amount Used From Proceeds Of Issuance Of Debt		400,000,000
Popular Capital Trust I I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities		935,000,000
Fixed Rate 700 Percent Notes Due July 2019 [Member]
Debt Disclosure [Line Items]
Senior Long Term Notes	450,000,000	450,000,000	0
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Instrument Unamortized Discount And Fee Amount		414,100,000
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	$ 2,100,000,000		$ 3,400,000,000